FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about aging of trade receivables [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019
0-60 days	$11,023	$11,748
61-120 days	73	152
Gross trade receivables	$11,096	$11,900
Less: Provision for doubtful accounts	(13)	(268)
	$11,083	$11,632

Disclosure of detailed information about undiscounted cash flows contractual maturities [Table Text Block]
	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years

Accounts payable and accrued liabilities	$17,486	$17,486	$17,486	$—	$—	—
Long-term debt	115,266	115,388	11,605	103,660	123	—
Interest payments	—	7,729	4,682	3,047	—	—
	$132,752	$140,603	$33,773	$106,707	$123	$—